CERTIFICATION UNDER RULE 497(j)


October 2, 2003

VIA EDGAR

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC  20549

Re:      Safeco Common Stock Trust                                        Safeco Tax-Exempt Bond Trust
                  1933 Act File Number  33-36700                                   1933 Act File Number  33-53532
                  1940 Act File Number  811-06167                                  1940 Act File Number  811-07300
         Safeco Managed Bond Trust                                        Safeco Money Market Trust
                  1933 Act File Number  33-47859                                   1933 Act File Number  2-25272
                  1940 Act File Number  811-06667                                  1940 Act File Number  811-03347
         Safeco Taxable Bond Trust
                  1933 Act File Number  33-22132
                  1940 Act File Number  811-05574

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of the forms of the Investor Class and Advisor Class A, Class B and Class C prospectuses and the Statement of Additional Information each dated October 1, 2003, for the above-captioned Trusts (Registrants) that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on September 30, 2003 and became effective October 1, 2003.

Please indicate receipt in the usual manner to the undersigned.



Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel